Shareowners' Equity (Shares of GE Preferred Stock - Other) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 18, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Jan. 20, 2016	Dec. 31, 2015	Dec. 03, 2015
Class Of Stock [Line Items]
Preferred stock value		$ 6		$ 5,000		$ 6	$ 5,944
Average dividend rate		4.07%		6.44%
Quarterly dividends paid by GECC to GE		$ 7,500	$ 450
Dividends preferred stock cash		65
Dividends preferred stock total		289
Series A
Class Of Stock [Line Items]
Preferred stock value		91			$ 2,687		2,778
Series B
Class Of Stock [Line Items]
Preferred stock value		64			2,008		2,073
Series C
Class Of Stock [Line Items]
Preferred stock value		95			999		$ 1,094
Initial fixed interest	5.00%
Series D
Class Of Stock [Line Items]
Preferred stock value	$ 195	$ 5,184			$ 5,694
Initial fixed interest		5.00%
Floating Rate	3.33%
Dividends preferred stock cash		$ 37
Dividend and accretion		57
Dividends preferred stock total		$ 232